UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23108

Amplify ETF Trust
 (Exact name of registrant as specified in charter)

310 S. Hale Street
Wheaton, IL 60187
 (Address of principal executive offices) (Zip code)

Christian Magoon
Amplify ETF Trust
310 S. Hale Street
Wheaton, IL 60187
 (Name and address of agent for service)

(855) 267-3837
Registrant's telephone number, including area code:

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

Amplify Online Retail ETF
Schedule of Investments
January 31, 2017 (Unaudited)

Description	Shares	Fair Value

COMMON STOCKS - 99.7%
Traditional Retail - 59.0%
1-800-Flowers.com, Inc. *	22,167	$199,503
Amazon.com, Inc. *	286	235,515
ASKUL Corp.	2,200	71,606
ASOS PLC *	1,445	95,726
Cimpress NV *	1,086	91,648
Ebay, Inc. *	7,840	249,547
FTD Companies, Inc. *	10,642	244,553
HSN, Inc.	6,067	213,862
JD.com, Inc. - ADR *	3,766	106,954
Jumei International Holding Ltd. - ADR *	18,761	81,047
Lands' End, Inc. *	12,571	192,965
Netflix, Inc. *	1,816	255,529
Nutrisystem, Inc.	6,675	220,609
Overstock.com, Inc. *	13,810	229,246
PetMed Express, Inc.	11,167	236,629
QVC Group *	10,992	210,827
Shutterfly, Inc. *	4,476	229,753
Stamps.com, Inc. *	2,135	259,509
Start Today Co., Ltd	5,600	105,294
Vipshop Holdings Ltd. - ADR *	7,307	82,715
Wayfair, Inc. *	6,537	271,678
Yoox Net-A-Porter Group SpA *	3,445	86,018
Zalando SE *	2,320	91,425
zooplus AG *	672	95,503
		4,157,661
Marketplace - 26.9%
Alibaba Group Holding Ltd. - ADR *	980	99,284
Copart, Inc. *	4,162	236,152
Etsy, Inc. *	19,536	246,349
GrubHub, Inc. *	5,741	238,538
InterActiveCorp *	3,392	233,403
Just Eat PLC *	13,305	90,300
MercadoLibre, Inc.	546	101,223
PayPal Holdings, Inc. *	5,387	214,295
Rakuten, Inc.	8,700	86,877
RetailMeNot, Inc. *	24,976	226,033
Shopify, Inc. *	2,337	118,766
		1,891,220

Travel - 13.8%
Ctrip.com International Ltd. - ADR *	2,240	96,791
Expedia, Inc.	1,776	215,944
MakeMyTrip Ltd. *	3,591	119,939
Priceline Group, Inc. *	140	220,518
Qunar Cayman Islands Ltd. - ADR *	3,151	95,885
TripAdvisor, Inc. *	4,210	222,709
		971,786
Total Common Stocks (Cost $6,649,799)		7,020,667

MONEY MARKET FUNDS - 0.3%
STIT-Government & Agency Portfolio - Class I - 0.47% #	24,111	24,111
Total Money Market Funds (Cost $24,111)		24,111

Total Investments - 100.0%
(Cost $6,673,910)†		$7,044,778

Percentages are based on Net Assets of $7,041,883.

*	Non-income producing security.
ADR	American Depositary Receipt
#	Seven-day yield as of January 31, 2017

As of January 31, 2017, all of the Fund’s investments were considered level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.
For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.
For the period ended January 31, 2017, there were no Level 3 investments.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $6,673,910, and the unrealized appreciation and depreciation were $599,090 and $(228,222), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amplify YieldShares Prime 5 Dividend ETF
Schedule of Investments
January 31, 2017 (Unaudited)

Description	Shares	Fair Value

EXCHANGE TRADED FUNDS - 99.9%
iShares Core Dividend Growth ETF	17,534	$512,519
Schwab U.S. Large-Cap Value ETF	11,572	560,200
Schwab U.S. Dividend Equity ETF	13,018	564,460
Vanguard High Dividend Yield ETF	7,050	533,967
Vanguard Mega Cap Value ETF	7,380	496,084
Total Exchange Traded Funds (Cost $2,558,638)		2,667,230

MONEY MARKET FUNDS - 0.1%
STIT-Government & Agency Portfolio - Class I - 0.47% #	3,359	3,359
Total Money Market Funds (Cost $3,359)		3,359

Total Investments - 100.0%
(Cost $2,561,997)†		$2,670,589

Percentages are based on Net Assets of $2,670,080.

# Seven-day yield as of January 31, 2017.

As of January 31, 2017, all of the Fund’s investments were considered level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.
For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.
For the period ended January 31, 2017, there were no Level 3 investments.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $2,561,997, and the unrealized appreciation and depreciation were $108,852 and $(260), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amplify YieldShares CWP Dividend & Option Income ETF
Schedule of Investments
January 31, 2017 (Unaudited)

Description	Shares	Fair Value

COMMON STOCKS - 89.4%
Consumer Discretionary - 12.2%
Home Depot, Inc.	1,380	$189,860
McDonald's Corp.	615	75,381
Walt Disney Co.	1,800	199,170
		464,411
Consumer Staples - 8.3%
Kraft Heinz Co.	2,220	198,224
Procter & Gamble Co.	1,350	118,260
		316,484
Energy - 7.8%
Chevron Corp.	1,000	111,350
Schlumberger Ltd.	2,220	185,836
		297,186
Financials - 9.0%
American Express Co.	1,500	114,570
Goldman Sachs Group, Inc.	500	114,660
JPMorgan Chase & Co.	1,350	114,250
		343,480
Health Care - 5.9%
Merck & Co., Inc.	1,830	113,442
UnitedHealth Group, Inc.	690	111,849
		225,291
Industrials - 12.7%
3M Co.	1,050	183,561
Boeing Co.	930	151,981
United Technologies Corp.	1,350	148,054
		483,596
Information Technology - 24.1%
Apple, Inc.	1,250	151,687
Cisco Systems, Inc.	4,575	140,544
International Business Machines Corp.	1,140	198,953
Microsoft Corp.	3,030	195,890
Paychex, Inc.	1,830	110,331
Texas Instruments, Inc.	1,560	117,842
		915,247
Materials - 3.4%
EI du Pont de Nemours & Co.	1,690	127,595

Telecommunication Services - 3.0%
AT&T, Inc.	2,730	115,097

Utilities - 3.0%
Southern Co.	2,310	114,183

Total Common Stocks (Cost $3,363,485)		3,402,570

REAL ESTATE INVESTMENT TRUSTS - 3.0%
Real Estate - 3.0%
Realty Income Corp.	1,950	116,279

Total Real Estate Investment Trusts (Cost $111,431)		116,279

MONEY MARKET FUNDS - 4.0%
STIT-Government & Agency Portfolio - Class I - 0.47% #	152,447	152,447

Total Money Market Funds (Cost $152,447)		152,447

Total Investments - 96.4%
(Cost $3,627,363)†		$3,671,296

	Number of Contracts
Call Options Written - (1.4)%
Kraft Heinz Co., Expires 2/17/2017, Strike Price $90.00	18	$(2,430)
Merck & Co., Inc., Expires 2/3/2017, Strike Price $66.50	12	(54)
Realty Income Corp., Expires 2/17/2017, Strike Price $60.00	19	(1,568)
Walt Disney Co., Expires 2/10/2017, Strike Price $117.00	18	(324)
(Premiums Received $4,332)
Total Call Options Written		$(4,376)

Percentages are based on Net Assets of $3,806,585.

# Seven-day yield as of January 31, 2017

As of January 31, 2017, all of the Fund’s investments were considered level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.
For the period ended January 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments.
For the period ended January 31, 2017, there were no Level 3 investments.

†
At January 31, 2017, the tax basis cost of the Fund’s investments was $3,627,363, and the unrealized appreciation and depreciation were $62,057 and $(18,167), respectively. Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Amplify ETF Trust

By (Signature and Title)  /s/ Christian Magoon
                                            Christian Magoon,
                                            President and Chief Executive Officer

Date   March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Christian Magoon
                                             Christian Magoon,
                                             President and Chief Executive Officer

Date   March 27, 2017

By (Signature and Title)* /s/ Bradley H. Bailey
                                             Bradley H. Bailey,
                                             Chief Financial Officer

Date   March 27, 2017

* Print the name and title of each signing officer under his or her signature.